Related Parties-Transactions and Balances - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Payables and accrued expenses - for salary and related expenses	$ 511	$ 484
Severance pay obligations	103	76
Provision for vacation	$ 102	$ 116